World Omni Auto Receivables Trust 2009-A	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2009

Dates Covered
Collections Period		12/01/09—12/31/09
Interest Accrual Period		12/15/09—01/14/10
30/360 Days		30
Actual/360 Days		31
Distribution Date		01/15/10

Collateral Pool Balance Data	$	Amount	# of Accounts
Pool Balance at 11/30/09		695,298,672.94	39,295
Yield Supplement Overcollaterization Amount at 11/30/09		45,271,111.44	0

Receivables Balance at 11/30/09		740,569,784.38	39,295
Principal Payments		20,794,784.56	371
Defaulted Receivables		1,364,534.73	59
Repurchased Accounts		0.00	0
Yield Supplement Overcollaterization Amount at 12/31/09		43,242,444.33	0

Pool Balance at 12/31/09		675,168,020.76	38,865

Pool Statistics	$	Amount	# of Accounts
Initial Receivables Balance		909,227,338.10	42,231
Delinquent Receivables:
Past Due 31-60 days		8,017,811.99	380
Past Due 61-90 days		2,022,980.73	98
Past Due 91 + days		688,070.85	34

Total		10,728,863.57	512

Total 31+ Delinquent as % Ending Pool Balance		1.59%
Recoveries		778,412.84
Aggregate Net Losses—Dec 2009		586,121.89
Overcollateralization Target Amount		23,630,880.73
Actual Overcollateralization		23,630,880.73
Weighted Average APR		4.60%
Weighted Average APR, Yield Adjusted		7.83%
Weighted Average Remaining Term		51.13

Flow of Funds	$	Amount
Collections		24,423,450.24
Advances		6,051.38
Investment Earnings on Cash Accounts		2,895.14
Servicing Fee		(617,141.49)

Available Funds		23,815,255.27

Distributions of Available Funds
(1) Class A Interest		1,783,984.34
(2) Noteholders’ First Priority Principal Distributable Amount		0.00
(3) Class B Interest		0.00
(4) Noteholders’ Second Priority Principal Distributable Amount		0.00
(5) Required Reserve Account		0.00
(6) Noteholders’ Principal Distributable Amount		19,426,079.36
(7) Distribution to Certificateholders		2,605,191.57
Total Distributions of Available Funds		23,815,255.27
Servicing Fee		617,141.49
Unpaid Servicing Fee		—

Note Balances & Note Factors	$	Amount
Original Class A		750,000,000.00
Original Class B		78,389,000.00

Total Class A & B
Note Balance @ 12/15/09		670,963,219.39
Principal Paid		19,426,079.36
Note Balance @ 01/15/10		651,537,140.03

Class A-1
Note Balance @ 12/15/09		5,574,219.39
Principal Paid		5,574,219.39
Note Balance @ 01/15/10		0.00
Note Factor @ 01/15/10		0.0000000%

Class A-2
Note Balance @ 12/15/09		192,000,000.00
Principal Paid		13,851,859.97
Note Balance @ 01/15/10		178,148,140.03
Note Factor @ 01/15/10		92.7854896%

Class A-3
Note Balance @ 12/15/09		248,000,000.00
Principal Paid		0.00
Note Balance @ 01/15/10		248,000,000.00
Note Factor @ 01/15/10		100.0000000%

Class A-4
Note Balance @ 12/15/09		147,000,000.00
Principal Paid		0.00
Note Balance @ 01/15/10		147,000,000.00
Note Factor @ 01/15/10		100.0000000%

Class B
Note Balance @ 12/15/09		78,389,000.00
Principal Paid		0.00
Note Balance @ 01/15/10		78,389,000.00
Note Factor @ 01/15/10		100.0000000%

Interest & Principal Payments	$	Amount
Total Interest Paid		1,783,984.34
Total Principal Paid		19,426,079.36

Total Paid		21,210,063.70

Class A-1
Coupon		1.62173%
Interest Paid		7,784.34
Principal Paid		5,574,219.39

Total Paid to A-1 Holders		5,582,003.73

Class A-2
Coupon		2.88000%
Interest Paid		460,800.00
Principal Paid		13,851,859.97

Total Paid to A-2 Holders		14,312,659.97

Class A-3
Coupon	3.33000%
Interest Paid	688,200.00
Principal Paid	0.00

Total Paid to A-3 Holders	688,200.00

Class A-4
Coupon	5.12000%
Interest Paid	627,200.00
Principal Paid	0.00

Total Paid to A-4 Holders	627,200.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1535587
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.4504313

Total Distribution Amount	25.6039900

A-1 Interest Distribution Amount	0.0477567
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	34.1976650

Total A-1 Distribution Amount	34.2454217

A-2 Interest Distribution Amount	2.4000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	72.1451040

Total A-2 Distribution Amount	74.5451040

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	4.2666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.2666667

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount		0.00
Noteholders’ Second Priority Principal Distributable Amount		—
Noteholders’ Principal Distributable Amount		1,000.00

Account Balances	$	Amount

Advances
Balance as of 11/30/09		94,297.00
Balance as of 12/31/09		100,348.38
Change		6,051.38

Reserve Account
Balance as of 12/15/09		2,118,681.41
Investment Earnings		246.54
Investment Earnings Paid		(246.54)
Deposit/(Withdrawal)		0.00
Balance as of 01/15/10		2,118,681.41
Change		—

Required Reserve Amount		2,118,681.41